SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended	24 Months Ended
	May 31, 2020	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents			$ 0		$ 0	$ 0	$ 0		$ 0	$ 0
Offering cost							18,847,894
Common stocks issuance costs									18,132,174	18,132,174
Offering cost						287,780		$ 17,000	17,000
Deferred tax asset					59,200	$ 59,200			1,204,121	1,204,121
Income tax expense	$ 0	$ 0	$ 162,329		$ 0		$ 279,345		$ 0
Effective tax rate (in percent)	0.00%	0.00%	26.99%	0.00%	0.00%	0.00%	2.38%	0.00%	0.00%
Unrecognized tax benefits			$ 0		$ 0	$ 0	$ 0		$ 0	0
Amounts accrued for the payment of interest and penalties			$ 0		$ 0	$ 0	$ 0		0	0
Federal depository insurance coverage									250,000	$ 250,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Adjustments for stockholders equity									18,132,174
Transaction costs									715,720
Offering cost									$ 18,847,894
Class A Common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares	33,421,570	33,421,570			33,421,570				33,421,570
Number of warrants to purchase the shares issued (in shares)			26,410,785				26,410,785		26,410,785	26,410,785